Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

25. Commitments and Contingencies

(a) Claims

There are no claims known to management related to the activities of the Company.

(b) Patent license agreements

In October 2018, ProQR signed an agreement with Ionis Pharmaceuticals (“Ionis”) to license QR-1123 (formerly “IONIS-RHO-2.5Rx”), an RNA medicine for autosomal dominant retinitis pigmentosa (“adRP”) caused by the P23H mutation in the rhodopsin (“RHO”) gene. Under the terms of the agreement, ProQR was granted an exclusive worldwide license to QR-1123 and relevant patents. In 2018, ProQR paid the first installment of an upfront payment in ordinary shares in the aggregate amount of $ 2,500,000 at $ 22.23 per share, which represents a 20% premium (based on the volume weighted average price of the previous 20 trading days) to its common stock, to Ionis upon signing the agreement. In 2019, ProQR paid the second installment of the upfront payment in ordinary shares in the aggregate amount of $ 3,501,000, at $ 9.43 per share. This license agreement was terminated effective January 2024.

In April 2014, the Company entered into a Patent License Agreement with Radboud University Medical Center (“Radboud”) in the field of antisense oligonucleotide-based therapy for Leber congenital amaurosis (“LCA”). Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell, offer for sale and import certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of LCA. This license is assigned in full per December 2023 as part of the divestment of the product sepofarsen.

In June 2015, the Company entered into another license agreement with Radboud. Under the terms of this license agreement, the Company has an exclusive, sublicensable, world-wide royalty-bearing license under certain Radboud patent rights to develop, make, have made, use, sell, offer for sale and import certain licensed products of Radboud for use in all prophylactic and therapeutic uses in the field of Usher syndrome. This license was assigned in full per December 2023 as part of the divestment of the product ultevursen.

In January 2018, the Company entered into a license agreement with Inserm Transfert SA and Assistance-Publique-Hôpiteaux de Paris. Under the terms of the agreement, the Company has a world-wide, exclusive, royalty-bearing license under patent rights belonging to Inserm Transfert SA and other co-owners to develop, have developed, make, have made, use, have used and sell, have sold or otherwise distribute certain licensed products related to antisense oligonucleotides (“AONs”) for treating LCA and method of treatment claims relating to modulation of the splicing of the CEP290 gene product. This license agreement is assigned per December 2023 in connection with the sale of the ophthalmology products, sepofarsen and ultevursen. In consideration for the assignment, the Company has agreed to accept certain royalty obligations upon sepofarsen reaching certain regulatory milestones and net sales of products sold.

In February 2019, the Company entered into an agreement with the University of Rochester, New York, which gives the Company a world-wide, exclusive, royalty-bearing, sublicensable license in the field of AONs for use in nucleotide specific RNA editing through pseudouridylation, under certain patent rights of University of Rochester. This license agreement contains certain diligence obligations for the Company coupled to milestone payments and complements the Company’s intellectual property relating to the Axiomer/pseudouridylation program.

In September 2020, the Company entered into an agreement with Vico Therapeutics B.V., which gives the Company a world-wide, exclusive, royalty-bearing, sublicensable license in the field of the prophylactic and therapeutic use of antisense oligonucleotide for the treatment of Fuch’s Endothelial Corneal Dystrophy caused by a trinucleotide repeat, under certain patent rights of Vico Therapeutics B.V. The development of this candidate has been suspended per the strategic shift in focus as announced in August 2022. The agreement with Vico was terminated in 2024.

(c) Clinical support agreements

In February 2018, the Company entered into an agreement with FFB, under which FFB has provided funding of $ 6,800,000 (€ 6,300,000) to advance ultevursen into the clinic.

Pursuant to the terms of the agreement, the Company was obligated to make certain repayments to FFB subject to development milestones. In December 2023, upon the occurrence of the sale of ultevursen to Théa, these payables were settled by means of a lump-sum payment in the amount of € 1,100,000 and a percentage of earn-out payments for milestones and sales to be received by the Company from Théa, ranging from 5-10%.

On January 4, 2024, the Company entered into an agreement with RSRT, under which RSRT committed funding in the amount of € 1,015,000 for research and development purposes related to Rett syndrome. On December 5, 2024, the Company and RSRT entered into a further agreement, under which RSRT provides an additional award of up to $ 8,150,000 to support the development program to advance the Rett syndrome related program into clinical trials.

Pursuant to the terms of the agreement dated December 5, 2024, the Company is obligated to make a one-time milestone payment to RSRT of up to $ 40,750,000, payable in four equal annual installments following the first commercial sale of the product, the first of which is due within 60 days following the first commercial sale. The Company has also issued warrants with a term of 7 years to RSRT to purchase up to 2,144,772 ordinary shares at a fixed price of $ 3.73. These warrants will vest in full upon the occurrence of (i) product approval by the FDA or EMA, or (ii) a change of control transaction. Upon the occurrence of a change of control transaction, RSRT may elect to receive an amount of $ 16,300,000 in lieu of the warrants (which shall then immediately terminate), which amount shall be set-off against the aforementioned milestone payments, in four equal tranches. In case the Company licenses out the program, the Company shall pay 10% of the royalties received to RSRT, within 60 days of receipt of such licensing revenue. The warrants shall then lapse immediately. Either RSRT or ProQR may terminate the agreement for cause, which includes the Company’s material failure to achieve certain milestones. The Company’s payment obligations survive the termination of the agreement in case of termination by RSRT.

(d) Research and development commitments

The Company has research and development commitments, mainly with CROs, amounting to € 8,566,000 at December 31, 2025 (2024: € 9,828,334). Of these obligations an amount of € 8,150,000 is due in 2026, the remainder is due in 2 to 5 years. Additionally, € 1,972,000 of these total obligations relates to the ongoing clinical trial with a CRO of which € 1,721,000 is due in 2026 and the remainder in 2027.